UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      12/31/02
                                              ----------------------

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):    [   ]  is a restatement.
                                         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             JD Capital Management LLC
Address:          Two Greenwich Plaza, Second Floor
                  Greenwich, CT 06830

Form 13F File Number: 28-  ____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Donald P. McCarthy
Title:            CFO
Phone:            (203) 485-8820

Signature, Place, and Date of Signing:


  /s/ Donald P. McCarthy         Greenwich, CT              February 14, 2003
----------------------------    ----------------------      ------------------
       [Signature]                 [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name


         28- ____________________           _________________________________
         [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                1
                                          ----------
Form 13F Information Table Entry Total:         168
                                          ----------
Form 13F Information Table Value Total:   1,431,353
                                          ----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.         Form 13F File Number           Name


          1          28-_______________           Tempo Capital Corporation
                        [Repeat as necessary.]

                                                        Value        Shrs/Prn   Shr/ Put/      Investment      Other      Voting
  Name of Issuer              Class       Cusip        (x$1000)      Amount     Prn  Call      Discretion     Managers   Authority
----------------------------------------------------------------------------------------------------------------------------------
Allstate Corp                Common Stock 020002101      6,917          187,000 Shr            Shared-Other       0        187,000
Amazon.Com Inc               Common Stock 023135106        604           32,000 Shr            Shared-Other       0         32,000
Anheuser-Busch Cos Inc       Common Stock 035229103     19,941          412,000 Shr            Shared-Other       0        412,000
Aol Time Warner              Common Stock 00184A105      1,022           78,000 Shr            Shared-Other       0         78,000
Bed Bath & Beyond Inc        Common Stock 075896100        224            6,500 Shr            Shared-Other       0          6,500
Citigroup Inc                Common Stock 172967101      5,657          160,750 Shr            Shared-Other       0        160,750
Colgate-Palmolive Co         Common Stock 194162103      8,216          156,700 Shr            Shared-Other       0        156,700
Costco Wholesale Corp        Common Stock 22160K105      1,782           63,500 Shr            Shared-Other       0         63,500
Duke Energy Corp             Common Stock 264399106      1,466           75,000 Shr            Shared-Other       0         75,000
Eastman Kodak Co             Common Stock 277461109      1,286           36,700 Shr            Shared-Other       0         36,700
Federal Natl Mtg Assn        Common Stock 313586109      6,272           97,500 Shr            Shared-Other       0         97,500
General Electric Co          Common Stock 369604103      1,948           80,000 Shr            Shared-Other       0         80,000
Gillette Company             Common Stock 375766102      6,461          212,800 Shr            Shared-Other       0        212,800
Intuit Inc                   Common Stock 461202103      9,497          202,400 Shr            Shared-Other       0        202,400
Johnson & Johnson            Common Stock 478160104      8,110          151,000 Shr            Shared-Other       0        151,000
Microsoft Corp               Common Stock 594918104        517           10,000 Shr            Shared-Other       0         10,000
Peoplesoft Inc               Common Stock 712713106      1,464           80,000 Shr            Shared-Other       0         80,000
Pfizer Inc                   Common Stock 717081103        559           18,300 Shr            Shared-Other       0         18,300
Procter & Gamble Co          Common Stock 742718109     18,537          215,700 Shr            Shared-Other       0        215,700
Spdr Trust Series 1          Common Stock 78462F103    353,741        4,009,307 Shr            Shared-Other       0      4,009,307
Ual Corp                     Common Stock 902549500        146          102,100 Shr            Shared-Other       0        102,100
Wal-Mart Stores Inc          Common Stock 931142103      7,061          139,800 Shr            Shared-Other       0        139,800
Wellpoint Health Networks    Common Stock 94973H108      2,562           36,000 Shr            Shared-Other       0         36,000
Wells Fargo & Company        Common Stock 949746101      5,861          125,040 Shr            Shared-Other       0        125,040
Allstate Corp                 Option      020002901     18,495          500,000 Shr    Call    Shared-Other       0        500,000
Philip Morris Cos Inc         Option      718154907     12,767          315,000 Shr    Call    Shared-Other       0        315,000
Amazon.Com Inc                Option      023135906      7,556          400,000 Shr    Call    Shared-Other       0        400,000
American Express Co           Option      025816909     21,917          620,000 Shr    Call    Shared-Other       0        620,000
Amgen Inc                     Option      031162900     14,502          300,000 Shr    Call    Shared-Other       0        300,000
Apollo Group Inc              Option      037604904      9,680          220,000 Shr    Call    Shared-Other       0        220,000
Atmel Corp                    Option      049513904        446          200,000 Shr    Call    Shared-Other       0        200,000
Bank Of America Corp          Option      060505904     26,089          375,000 Shr    Call    Shared-Other       0        375,000
Bank One Corp                 Option      06423A903      5,482          150,000 Shr    Call    Shared-Other       0        150,000
Bed Bath & Beyond Inc         Option      075896900      3,453          100,000 Shr    Call    Shared-Other       0        100,000
Carnival Corp                 Option      143658902      2,495          100,000 Shr    Call    Shared-Other       0        100,000
Chevrontexaco Corp            Option      166764900      6,914          104,000 Shr    Call    Shared-Other       0        104,000
Citigroup Inc                 Option      172967901     24,633          700,000 Shr    Call    Shared-Other       0        700,000
Coca-Cola Enterprises         Option      191219904      4,453          205,000 Shr    Call    Shared-Other       0        205,000
Colgate-Palmolive Co          Option      194162903     10,486          200,000 Shr    Call    Shared-Other       0        200,000
Costco Wholesale Corp         Option      22160K905      8,418          300,000 Shr    Call    Shared-Other       0        300,000
Du Pont (E.I.) De Nemours     Option      263534909     20,140          475,000 Shr    Call    Shared-Other       0        475,000
Exxon Mobil Corporation       Option      30231G902      8,735          250,000 Shr    Call    Shared-Other       0        250,000
Federal Natl Mtg Assn         Option      313586909     32,165          500,000 Shr    Call    Shared-Other       0        500,000
First Data Corp               Option      319963904      2,231           63,000 Shr    Call    Shared-Other       0         63,000
Gillette Company              Option      375766902      4,554          150,000 Shr    Call    Shared-Other       0        150,000
Hewlett-Packard Co            Option      428236903     18,228        1,050,000 Shr    Call    Shared-Other       0      1,050,000
Home Depot Inc                Option      437076902      9,608          400,000 Shr    Call    Shared-Other       0        400,000
Intuit Inc                    Option      461202903      8,680          185,000 Shr    Call    Shared-Other       0        185,000
Jp Morgan Chase & Co          Option      46625H900      2,400          100,000 Shr    Call    Shared-Other       0        100,000
Merrill Lynch & Co Inc        Option      590188908        759           20,000 Shr    Call    Shared-Other       0         20,000
Morgan Stanley                Option      617446908      5,988          150,000 Shr    Call    Shared-Other       0        150,000
Oracle Corp                   Option      68389X905      8,640          800,000 Shr    Call    Shared-Other       0        800,000
Peoplesoft Inc                Option      712713906      5,490          300,000 Shr    Call    Shared-Other       0        300,000
Pepsico Inc                   Option      713448908     25,121          595,000 Shr    Call    Shared-Other       0        595,000
Pfizer Inc                    Option      717081903      4,585          150,000 Shr    Call    Shared-Other       0        150,000
Qualcomm Inc                  Option      747525903     18,195          500,000 Shr    Call    Shared-Other       0        500,000
Schlumberger Ltd              Option      806857908     15,784          375,000 Shr    Call    Shared-Other       0        375,000
Wal-Mart Stores Inc           Option      931142903     20,204          400,000 Shr    Call    Shared-Other       0        400,000
Wellpoint Health Networks     Option      94973H908      4,625           65,000 Shr    Call    Shared-Other       0         65,000
Wells Fargo & Company         Option      949746901      9,374          200,000 Shr    Call    Shared-Other       0        200,000
Philip Morris Cos Inc         Option      718154957     12,767          315,000 Shr    Put     Shared-Other       0        315,000
Amazon.Com Inc                Option      023135956      7,556          400,000 Shr    Put     Shared-Other       0        400,000
American Express Co           Option      025816959     21,917          620,000 Shr    Put     Shared-Other       0        620,000
Amgen Inc                     Option      031162950     14,502          300,000 Shr    Put     Shared-Other       0        300,000
Apollo Group Inc              Option      037604954      9,680          220,000 Shr    Put     Shared-Other       0        220,000
Bank Of America Corp          Option      060505954     26,089          375,000 Shr    Put     Shared-Other       0        375,000
Bank One Corp                 Option      06423A953      5,482          150,000 Shr    Put     Shared-Other       0        150,000
Bed Bath & Beyond Inc         Option      075896950      3,453          100,000 Shr    Put     Shared-Other       0        100,000
Chevrontexaco Corp            Option      166764950      6,914          104,000 Shr    Put     Shared-Other       0        104,000
Citigroup Inc                 Option      172967951     24,633          700,000 Shr    Put     Shared-Other       0        700,000
Coca-Cola Enterprises         Option      191219954      4,453          205,000 Shr    Put     Shared-Other       0        205,000
Du Pont (E.I.) De Nemours     Option      263534959     20,140          475,000 Shr    Put     Shared-Other       0        475,000
Hewlett-Packard Co            Option      428236953      5,208          300,000 Shr    Put     Shared-Other       0        300,000
Morgan Stanley                Option      617446958      5,988          150,000 Shr    Put     Shared-Other       0        150,000
Oracle Corp                   Option      68389X955      8,640          800,000 Shr    Put     Shared-Other       0        800,000
Peoplesoft Inc                Option      712713956      5,490          300,000 Shr    Put     Shared-Other       0        300,000
Pepsico Inc                   Option      713448958      4,011           95,000 Shr    Put     Shared-Other       0         95,000
Pfizer Inc                    Option      717081953      4,585          150,000 Shr    Put     Shared-Other       0        150,000
Schlumberger Ltd              Option      806857958     15,784          375,000 Shr    Put     Shared-Other       0        375,000
Wal-Mart Stores Inc           Option      931142953     20,204          400,000 Shr    Put     Shared-Other       0        400,000
Wellpoint Health Networks     Option      94973H958      4,625           65,000 Shr    Put     Shared-Other       0         65,000
Wells Fargo & Company         Option      949746951      9,374          200,000 Shr    Put     Shared-Other       0        200,000
Abgenix Inc                  Common Stock 00339B107        516           70,000 Shr            Sole               0         70,000
Agere Systems Inc-Cl B       Common Stock 00845V209      2,245        1,603,700 Shr            Sole               0      1,603,700
Alberto-Culver Co  -Cl A     Common Stock 013068200      8,226          169,300 Shr            Sole               0        169,300
Amazon.Com Inc               Common Stock 023135106      1,058           56,000 Shr            Sole               0         56,000
American Express Co          Common Stock 025816109      2,545           72,000 Shr            Sole               0         72,000
American International Group Common Stock 026874107      7,625          131,800 Shr            Sole               0        131,800
Amkor Technology Inc         Common Stock 031652100        242           50,932 Shr            Sole               0         50,932
Andrx Corp                   Common Stock 034553107        513           35,000 Shr            Sole               0         35,000
Apollo Group Inc-Cl A        Common Stock 037604105        352            8,000 Shr            Sole               0          8,000
Applied Micro Circuits Corp  Common Stock 03822W109        531          144,000 Shr            Sole               0        144,000
Atmel Corp                   Common Stock 049513104        468          210,000 Shr            Sole               0        210,000
Avon Products Inc            Common Stock 054303102      1,535           28,500 Shr            Sole               0         28,500
Bank Of America Corp         Common Stock 060505104        417            6,000 Shr            Sole               0          6,000
Bank One Corp                Common Stock 06423A103      3,801          104,000 Shr            Sole               0        104,000
Boeing Co                    Common Stock 097023105      2,606           79,000 Shr            Sole               0         79,000
British Sky Broadcast-Sp Adr Common Stock 111013108        855           21,350 Shr            Sole               0         21,350
Carnival Corp                Common Stock 143658102        484           19,400 Shr            Sole               0         19,400
Caterpillar Inc              Common Stock 149123101        343            7,500 Shr            Sole               0          7,500
Charter Communications-Cl A  Common Stock 16117M107        944          800,000 Shr            Sole               0        800,000
Chevrontexaco Corp           Common Stock 166764100      3,823           57,500 Shr            Sole               0         57,500
Coca-Cola Co/The             Common Stock 191216100      1,393           31,800 Shr            Sole               0         31,800
Coca-Cola Enterprises        Common Stock 191219104      3,642          167,700 Shr            Sole               0        167,700
Comcast Corp-Special Cl A    Common Stock 20030N200     21,438          949,000 Shr            Sole               0        949,000
Conexant Systems Inc         Common Stock 207142100        507          315,000 Shr            Sole               0        315,000
Csx Corp                     Common Stock 126408103      2,605           92,000 Shr            Sole               0         92,000
Cypress Semiconductor Corp   Common Stock 232806109        229           40,000 Shr            Sole               0         40,000
Cytyc Corporation            Common Stock 232946103        541           53,000 Shr            Sole               0         53,000
Federal Natl Mtg Assn        Common Stock 313586109        418            6,500 Shr            Sole               0          6,500
First Data Corp              Common Stock 319963104      2,649           74,800 Shr            Sole               0         74,800
Fox Entertainment Grp Inc-A  Common Stock 35138T107      2,360           91,000 Shr            Sole               0         91,000
Franklin Resources Inc       Common Stock 354613101      1,060           31,100 Shr            Sole               0         31,100
Hartford Financial Svcs Grp  Common Stock 416515104        227            5,000 Shr            Sole               0          5,000
I2 Technologies Inc          Common Stock 465754109        518          450,000 Shr            Sole               0        450,000
Imclone Systems              Common Stock 45245W109        892           84,000 Shr            Sole               0         84,000
Ims Health Inc               Common Stock 449934108      3,851          240,700 Shr            Sole               0        240,700
Integrated Device Tech Inc   Common Stock 458118106        552           66,000 Shr            Sole               0         66,000
Ishares Cohen & Steers Rlty  Common Stock 464287564        245            3,000 Shr            Sole               0          3,000
Ishares Gs$ Investop Corp Bd Common Stock 464287242        548            5,000 Shr            Sole               0          5,000
Lucent Technologies Inc      Common Stock 549463107      6,656        5,282,200 Shr            Sole               0      5,282,200
Mcdata Corporation -Cl B     Common Stock 580031102      9,783        1,391,600 Shr            Sole               0      1,391,600
Merck & Co. Inc.             Common Stock 589331107        849           15,000 Shr            Sole               0         15,000
Molex Inc -Cl A              Common Stock 608554200      5,349          268,950 Shr            Sole               0        268,950
Morgan Stanley               Common Stock 617446448      1,756           44,000 Shr            Sole               0         44,000
Nasdaq-100 Index Trckng Stck Common Stock 631100104        609           25,000 Shr            Sole               0         25,000
Newmont Mining Corp          Common Stock 651639106        363           12,500 Shr            Sole               0         12,500
Oracle Corp                  Common Stock 68389X105        997           92,300 Shr            Sole               0         92,300
Pepsico Inc                  Common Stock 713448108      2,871           68,000 Shr            Sole               0         68,000
Petroleo Brasileiro S.A.-Adr Common Stock 71654V101      6,662          497,200 Shr            Sole               0        497,200
Philip Morris Cos Inc        Common Stock 718154107      1,390           34,300 Shr            Sole               0         34,300
Pmc - Sierra Inc             Common Stock 69344F106        534           96,000 Shr            Sole               0         96,000
Procter & Gamble Co          Common Stock 742718109      2,776           32,300 Shr            Sole               0         32,300
Protein Design Labs Inc      Common Stock 74369L103        553           65,000 Shr            Sole               0         65,000
Radio One Inc-Cl A           Common Stock 75040P108      3,876          265,100 Shr            Sole               0        265,100
Royal Dutch Petro-Ny Shares  Common Stock 780257804      9,460          214,900 Shr            Sole               0        214,900
Sepracor Inc                 Common Stock 817315104        532           55,000 Shr            Sole               0         55,000
Spdr Trust Series 1          Common Stock 78462F103        340            3,855 Shr            Sole               0          3,855
T Rowe Price Group Inc       Common Stock 74144T108      1,091           40,000 Shr            Sole               0         40,000
Telecom Holdrs Trust         Common Stock 87927P200        537           20,000 Shr            Sole               0         20,000
Travelers Prop Casualt-B     Common Stock 89420G406      8,386          572,400 Shr            Sole               0        572,400
Unilever N V  -Ny Shares     Common Stock 904784709     15,347          248,700 Shr            Sole               0        248,700
Unisys Corp                  Common Stock 909214108        337           34,000 Shr            Sole               0         34,000
Utilities Holdrs Trust       Common Stock 918019100      5,132           80,000 Shr            Sole               0         80,000
Verizon Communications Inc   Common Stock 92343V104        388           10,000 Shr            Sole               0         10,000
Viacom Inc-Cl B              Common Stock 925524308      2,878           70,600 Shr            Sole               0         70,600
Vitesse Semiconductor Corp   Common Stock 928497106        503          230,000 Shr            Sole               0        230,000
Wal-Mart Stores Inc          Common Stock 931142103      2,677           53,000 Shr            Sole               0         53,000
Wellpoint Health Networks    Common Stock 94973H108      1,722           24,200 Shr            Sole               0         24,200
Wells Fargo & Company        Common Stock 949746101        375            8,000 Shr            Sole               0          8,000
Baxter International          Preferred   071813406      8,715          175,000 Shr            Sole               0        175,000
Amkor Technology Inc          Convertible 031652AN0        846        1,500,000 Prn            Sole               0      1,500,000
Continental Airlines Inc      Convertible 210795PD6      3,883        8,600,000 Prn            Sole               0      8,600,000
Cypress Semiconductor Corp    Convertible 232806AE9        816        1,000,000 Prn            Sole               0      1,000,000
Diamond Offshore Drill        Convertible 25271CAE2      9,661       10,500,000 Prn            Sole               0     10,500,000
El Paso Corporation           Convertible 28336LAC3      1,732        5,500,000 Prn            Sole               0      5,500,000
Intl Paper Co                 Convertible 460146BM4     19,367       36,500,000 Prn            Sole               0     36,500,000
Lear Corp                     Convertible 521865AG0     16,608       40,000,000 Prn            Sole               0     40,000,000
Lowe'S Companies Inc          Convertible 548661CG0      3,790        4,000,000 Prn            Sole               0      4,000,000
Masco Corp                    Convertible 574599AW6     18,911       44,000,000 Prn            Sole               0     44,000,000
Merrill Lynch & Co Inc        Convertible 590188A73     24,408       25,000,000 Prn            Sole               0     25,000,000
Gillette Company              Option      375766902      6,072          200,000 Shr    Call    Sole               0        200,000
Texas Instruments Inc         Option      882508904      8,256          550,000 Shr    Call    Sole               0        550,000
Xerox Corp                    Option      984121903      5,233          650,000 Shr    Call    Sole               0        650,000
Amkor Technology Inc          Option      031652950      5,676        1,192,500 Shr    Put     Sole               0      1,192,500
Apple Computer Inc            Option      037833950      1,433          100,000 Shr    Put     Sole               0        100,000
Cypress Semiconductor Corp    Option      232806959      1,201          210,000 Shr    Put     Sole               0        210,000
Unisys Corp                   Option      909214958      2,574          260,000 Shr    Put     Sole               0        260,000
                                                     ----------
                                                     1,431,353


